Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 350	$ 28	$ 60
Prepaid expenses	483	246	30
Total current assets	833	274	90
Intangible assets	0	0	25,262
Operating lease right-to use asset	72	110	0
Deposits	12	12	12
Fixed assets, net	0	0	35
Total other assets	84	122	25,309
Total assets	917	396	25,399
Current Liabilities:
Accounts payable	2,171	1,940	1,762
Accrued expenses	1,228	2,379	1,023
Accrued interest	4,182	2,029	432
Line of credit	31	31	31
Note payable to related party	0	0	100
Deferred rent	0	0	8
Operating lease liability	82	120	0
Convertible debentures	23,000	13,207	10,673
Total current liabilities	30,694	19,706	14,029
Total liabilities	30,694	19,706	14,029
Commitments and contingencies
Stockholders' (Deficit) Equity:
Common stock	78	70	51
Additional paid-in capital	550,984	548,096	540,171
Accumulated deficit	(580,695)	(567,332)	(528,685)
Noncontrolling interest	(169)	(169)	(169)
Total stockholders' (deficit) equity	(29,777)	(19,310)	11,370
Total liabilities and stockholders' (deficit) equity	917	396	25,399
Series C
Stockholders' (Deficit) Equity:
Convertible preferred stock	1	1	1
Series J
Stockholders' (Deficit) Equity:
Convertible preferred stock	0	2	1
Series J-1
Stockholders' (Deficit) Equity:
Convertible preferred stock	$ 24	$ 24	$ 0